Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price State Tax-Free Income Trust
Prospectus Date	rr_ProspectusDate	Jul. 01, 2015
Supplement [Text Block]	trptfit1_SupplementTextBlock
T. Rowe Price Maryland Tax-Free Money Fund

Supplement to Prospectus Dated July 1, 2015

This supplement updates the prospectus to describe changes the T. Rowe Price Maryland Tax-Free Money Fund will be making in connection with amendments to Rule 2a-7 and other rules governing money market funds under the Investment Company Act of 1940. The changes are effective immediately unless otherwise noted.

The following is hereby added under “Principal Investment Strategies,” beginning on page 16:

The fund intends to qualify as a “retail money market fund” in accordance with amendments to Rule 2a-7 that go into effect on October 14, 2016. The fund’s overall investment program will remain unchanged.

“Retail money market funds” are required to implement policies and procedures reasonably designed to limit investments in the fund to accounts beneficially owned by natural persons. On or around July 1, 2016, the fund will begin to implement, and will work with its intermediaries to develop and implement, policies and procedures designed to limit new investments in the fund to accounts beneficially owned by natural persons, although existing shareholders at that time who do not meet the criteria may generally continue to purchase additional shares. New investors wishing to purchase shares on or after July 1, 2016 may be required to demonstrate eligibility (for example, by providing their Social Security number). It is expected that on or around September 23, 2016, the fund will, upon at least 60 days’ advance written notification, begin to involuntarily redeem any investors who do not satisfy these eligibility requirements.

Pursuant to Rule 2a-7, beginning October 14, 2016, if the fund’s weekly liquid assets fall below 30% of its total assets, the fund’s Board of Directors, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed or temporarily suspend redemptions and postpone payment of redemption proceeds from the fund for up to 10 business days during any 90-day period (i.e., a “redemption gate”). In addition, if the fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the fund must impose a 1% liquidity fee on shareholder redemptions unless the fund’s Board of Directors determines that not doing so is in the best interests of the fund.

In accordance with the fund’s intention to qualify as a retail money market fund and the amendments to Rule 2a-7, the following is hereby added under “Principal Risks,” beginning on page 17:

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Beginning October 14, 2016, the fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Maryland Tax-Free Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trptfit1_SupplementTextBlock
T. Rowe Price Maryland Tax-Free Money Fund

Supplement to Prospectus Dated July 1, 2015

This supplement updates the prospectus to describe changes the T. Rowe Price Maryland Tax-Free Money Fund will be making in connection with amendments to Rule 2a-7 and other rules governing money market funds under the Investment Company Act of 1940. The changes are effective immediately unless otherwise noted.

The following is hereby added under “Principal Investment Strategies,” beginning on page 16:

The fund intends to qualify as a “retail money market fund” in accordance with amendments to Rule 2a-7 that go into effect on October 14, 2016. The fund’s overall investment program will remain unchanged.

“Retail money market funds” are required to implement policies and procedures reasonably designed to limit investments in the fund to accounts beneficially owned by natural persons. On or around July 1, 2016, the fund will begin to implement, and will work with its intermediaries to develop and implement, policies and procedures designed to limit new investments in the fund to accounts beneficially owned by natural persons, although existing shareholders at that time who do not meet the criteria may generally continue to purchase additional shares. New investors wishing to purchase shares on or after July 1, 2016 may be required to demonstrate eligibility (for example, by providing their Social Security number). It is expected that on or around September 23, 2016, the fund will, upon at least 60 days’ advance written notification, begin to involuntarily redeem any investors who do not satisfy these eligibility requirements.

Pursuant to Rule 2a-7, beginning October 14, 2016, if the fund’s weekly liquid assets fall below 30% of its total assets, the fund’s Board of Directors, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed or temporarily suspend redemptions and postpone payment of redemption proceeds from the fund for up to 10 business days during any 90-day period (i.e., a “redemption gate”). In addition, if the fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the fund must impose a 1% liquidity fee on shareholder redemptions unless the fund’s Board of Directors determines that not doing so is in the best interests of the fund.

In accordance with the fund’s intention to qualify as a retail money market fund and the amendments to Rule 2a-7, the following is hereby added under “Principal Risks,” beginning on page 17:

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Beginning October 14, 2016, the fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.